Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 6—INVENTORIES

Inventories at December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Appliances	$2,155,839	$2,206,336
Automotive	934,683	2,064,834
Construction	1,519,345	1,543,980
Total inventories	4,609,867	5,815,150
Less reserve for obsolescence	(425,848)	(387,848)
Total inventories, net	$4,184,019	$5,427,302

Inventory balances are composed of finished goods. Raw materials and work in process inventory are immaterial to the consolidated financial statements.